Munder Capital Management
480 Pierce Street
Birmingham, MI 48009
August 28, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:      Office of Filings, Information & Consumer Service
Re:       Munder Series Trust II (“Trust”) (File Nos. 333-15205, 811-07897)
Ladies and Gentlemen:
     Pursuant to Rules 472 and 485(a) promulgated under the Securities Act of 1933, as amended, please find for filing on behalf of the Trust, Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
     The Amendment is being filed for the purposes of (i) conforming the Prospectuses for the Munder Healthcare Fund to the requirements of amended Form N-1A and (ii) incorporating supplements to the Prospectus and Statement of Additional Information.
     If you have any questions relating to this filing, please do not hesitate to contact Erin Wagner of Dechert at (202) 261-3317.
Very truly yours,

/s/ Melanie Mayo West
Associate General Counsel, Munder Capital Management
Assistant Secretary, Munder Series Trust
Enclosures